Property and Equipment, Net	12 Months Ended
Jun. 30, 2013
Property Plant And Equipment [Abstract]
Property and Equipment, Net
(3)	Property and Equipment, Net:

Property and equipment consists of the following:

	June 30,
	2012	2013
Lab equipment	$714	$945
Office equipment	88	79
Leasehold improvements	8	8
Software	19	32

Property and equipment, gross	829	1,064
Less: Accumulated depreciation and amortization	(776)	(723)

Property and equipment, net	$53	$341

Depreciation and amortization expense was $54 and $64 for the fiscal years ended June 30, 2012 and 2013, respectively. Depreciation and amortization expense of $10 and $14 was included in general and administrative expenses for the years ended June 30, 2012 and 2013, respectively. Depreciation and amortization expense of $44 and $50 was included in research and development expenses for the fiscal years ended June 30, 2012 and 2013, respectively. The Company disposed of fully depreciated assets with a gross value of $117 in the fiscal year ended June 30, 2013.